Average Annual Total Returns		12 Months Ended	60 Months Ended	114 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Index (Net Return) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	22.34%	11.19%	12.23%
S&P Global Infrastructure Index (Net Return) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	21.54%	10.02%	7.48%
Lipper Global Infrastructure Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	19.19%	7.35%	7.15%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		18.16%	9.04%	7.87%
Performance Inception Date				Jun. 30, 2016
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.29%	7.26%	6.03%
Performance Inception Date				Jun. 30, 2016
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.46%	6.84%	5.81%
Performance Inception Date				Jun. 30, 2016

[1]	An index designed to measure the performance of large and mid-cap stocks across 23 developed and 24 emerging markets.
[2]
An index designed to measure the performance of listed infrastructure companies from around the world. To create diversified exposure across the global listed infrastructure market, the index has balanced weights across three distinct infrastructure clusters: utilities, transportation, and energy.

[3]	Represents the average annualized total return for all reporting funds in the Lipper Global Infrastructure Funds Classification.